Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, net	$ 197,836	$ 340,083	$ 343,144
HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
2026		0
2027		0
2028		300,000
2029		0
2030		0
Thereafter		0
Total debt, net		$ 300,000